Segment Reporting	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Reporting	Segment ReportingOn April 30, 2020, the Company completed the sale of the non-U.S. portion of its ship-to-ship support services business, as well as its LNG terminal management business. Following the sale, the Company's remaining ship-to-ship support operations were integrated into the Company's tanker business. As a result, effective April 30, 2020, the Company has one reportable segment. The Company’s segment information for all periods prior to the sale and reorganization has been retroactively adjusted whereby the remaining ship-to-ship support operations have been reallocated from the ship-to-ship transfer segment to the tanker segment. Consequently, the Company’s tanker segment now consists of the operation of all of its tankers, including the operations from those tankers employed on full service lightering contracts, and the US based ship-to-ship support service operations that the Company retained, including its lightering support services provided as part of full service lightering operations. The Company’s ship-to-ship transfer segment consisted of the Company’s non-U.S. lightering support services, LNG terminal management, consultancy, procurement, and other related services which were sold as of April 30, 2020. Segment results are evaluated based on income from operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements.
The following tables include results for the Company’s revenues and income from operations by segment for the years ended December 31, 2020 and 2019. No results are included for the year ended December 31, 2021 as the Company only had one reportable segment during the period.

Year Ended December 31, 2020	Tanker Segment $	Ship-to-Ship Transfer Segment $	Total $
Revenues (1)	879,442	6,992	886,434
Voyage expenses	(297,225)	—	(297,225)
Vessel operating expenses	(178,293)	(5,940)	(184,233)
Time-charter hire expenses	(36,341)	—	(36,341)
Depreciation and amortization	(116,719)	(493)	(117,212)
General and administrative expenses (2)	(38,379)	(627)	(39,006)
(Write-down) and (loss) gain on sale of assets	(72,527)	3,081	(69,446)
Restructuring charges	(1,398)	—	(1,398)
Income from operations	138,560	3,013	141,573
Equity income	5,100	—	5,100

Year Ended December 31, 2019	Tanker Segment $	Ship-to-Ship Transfer Segment $	Total $
Revenues (1)	913,816	30,101	943,917
Voyage expenses	(402,294)	—	(402,294)
Vessel operating expenses	(184,320)	(24,281)	(208,601)
Time-charter hire expenses	(43,189)	—	(43,189)
Depreciation and amortization	(121,126)	(2,876)	(124,002)
General and administrative expenses (2)	(34,904)	(1,500)	(36,404)
Write-down and loss on sale of vessels	(5,544)	—	(5,544)
Income from operations	122,439	1,444	123,883
Equity income	2,345	—	2,345
(1)Revenues earned from the ship-to-ship transfer segment are reflected in other revenues in the Company's consolidated statements of (loss) income.
(2)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources) (see note 14b).

Significant Customers

The following table presents revenues and percentage of consolidated revenues for customers who accounted for more than 10% of the Company’s consolidated revenues during the periods presented.

	Year Ended December 31,
	2021	2020	2019
Shell	$60.8 million (1)	(3)	(3)
Vitol	$55.5 million (2)	(3)	(3)
(1)11% of consolidated revenues.
(2)10% of consolidated revenues.
(3)Less than 10%of consolidated revenues.